Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 08, 2020
Registrant Name	FS Series Trust
Entity Central Index Key	0001691167
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 08, 2020
Document Effective Date	Jan. 08, 2020
Prospectus Date	Apr. 30, 2019